Internally Generated Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure Of Internally Generated Assets [line items]
Internally generated assets	€ 65,619	€ 68,783	€ 68,326
Internally generated [member]
Disclosure Of Internally Generated Assets [line items]
Internally generated assets	570	626		€ 639
Increase (decrease) in internally generated assets	€ (56)	€ (13)